Financial Instruments and Financial Risk Management - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023 CAD ($) item	Jun. 30, 2023 CAD ($)
Financial Instruments and Financial Risk Management
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 0	$ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	$ 0	0
Number of financial institutions where substantial cash is maintained | item	2
Working capital	$ 23,845	48,800
Conversion rate	0.01358
Reasonably possible change In US Dollar relative to Canadian Dollar	10.00%
Change in comprehensive income	$ 1,425	$ 3,682